Borrowings - Summary of Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 SGD ($)
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 5, 2025
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Less: Current portion	₩ (1,731,422)				₩ (1,418,114)
Borrowings	8,437,703				7,316,298
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 8,489,330
Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 7, 2034
Annual interest rates	6.50%	6.50%	6.50%	6.50%
Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 18, 2026
Annual interest rates	2.50%	2.50%	2.50%	2.50%
Gross carrying amount [member] | Aug 07, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 7, 2022
Annual interest rates	2.625%	2.625%	2.625%	2.625%
Gross carrying amount [member] | Aug. 20, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 23, 2023
Gross carrying amount [member] | Aug 23, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+0.90
Annual interest rates adjustment rate	0.90%	0.90%	0.90%	0.90%
Gross carrying amount [member] | Nov 01, 2024 [memebr]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 1, 2024
Annual interest rates description	LIBOR(3M)+0.98
Annual interest rates adjustment rate	0.98%	0.98%	0.98%	0.98%
Gross carrying amount [member] | June 19, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 19, 2023
Annual interest rates description	SOR(6M)+0.5
Annual interest rates adjustment rate	0.50%	0.50%	0.50%	0.50%
Gross carrying amount [member] | Sept. 1, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 1, 2025
Annual interest rates	1.00%	1.00%	1.00%	1.00%
Gross carrying amount [member] | July 06, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 6, 2021
Gross carrying amount [member] | July 19, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 19, 2022
Annual interest rates	0.22%	0.22%	0.22%	0.22%
Gross carrying amount [member] | July 19, 2024 [memeber]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 19, 2024
Annual interest rates	0.33%	0.33%	0.33%	0.33%
Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 26, 2021
Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 26, 2021
Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 28, 2021
Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2021
Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2031
Annual interest rates	4.27%	4.27%	4.27%	4.27%
Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2023
Annual interest rates	2.95%	2.95%	2.95%	2.95%
Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2033
Annual interest rates	3.17%	3.17%	3.17%	3.17%
Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 26, 2024
Annual interest rates	3.418%	3.418%	3.418%	3.418%
Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 26, 2034
Annual interest rates	3.695%	3.695%	3.695%	3.695%
Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 2, 2024
Annual interest rates	3.314%	3.314%	3.314%	3.314%
Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 2, 2034
Annual interest rates	3.546%	3.546%	3.546%	3.546%
Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2025
Annual interest rates	2.454%	2.454%	2.454%	2.454%
Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2035
Annual interest rates	2.706%	2.706%	2.706%	2.706%
Gross carrying amount [member] | Jan. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2021
Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2026
Annual interest rates	2.203%	2.203%	2.203%	2.203%
Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2036
Annual interest rates	2.351%	2.351%	2.351%	2.351%
Gross carrying amount [member] | Jan. 29, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2021
Gross carrying amount [member] | Jan. 30, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2023
Annual interest rates	2.749%	2.749%	2.749%	2.749%
Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2028
Annual interest rates	2.947%	2.947%	2.947%	2.947%
Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2038
Annual interest rates	2.931%	2.931%	2.931%	2.931%
Gross carrying amount [member] | Jan, 14, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 14, 2022
Annual interest rates	2.048%	2.048%	2.048%	2.048%
Gross carrying amount [member] | Jan, 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2024
Annual interest rates	2.088%	2.088%	2.088%	2.088%
Gross carrying amount [member] | Jan, 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2029
Annual interest rates	2.16%	2.16%	2.16%	2.16%
Gross carrying amount [member] | Jan, 14, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 14, 2039
Annual interest rates	2.213%	2.213%	2.213%	2.213%
Gross carrying amount [member] | Oct, 11, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2022
Annual interest rates	1.55%	1.55%	1.55%	1.55%
Gross carrying amount [member] | Oct, 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2024
Annual interest rates	1.578%	1.578%	1.578%	1.578%
Gross carrying amount [member] | Oct, 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2029
Annual interest rates	1.622%	1.622%	1.622%	1.622%
Gross carrying amount [member] | Oct, 11, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2039
Annual interest rates	1.674%	1.674%	1.674%	1.674%
Gross carrying amount [member] | June 16, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 16, 2023
Annual interest rates	1.174%	1.174%	1.174%	1.174%
Gross carrying amount [member] | June 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 17, 2025
Annual interest rates	1.434%	1.434%	1.434%	1.434%
Gross carrying amount [member] | June 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 17, 2030
Annual interest rates	1.608%	1.608%	1.608%	1.608%
Gross carrying amount [member] | June 15, 2040 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 15, 2040
Annual interest rates	1.713%	1.713%	1.713%	1.713%
Gross carrying amount [member] | Jan, 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 26. 2024
Annual interest rates	1.127%	1.127%	1.127%	1.127%
Gross carrying amount [member] | Jan, 27, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 27. 2026
Annual interest rates	1.452%	1.452%	1.452%	1.452%
Gross carrying amount [member] | Jan, 27, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 27. 2031
Annual interest rates	1.849%	1.849%	1.849%	1.849%
Gross carrying amount [member] | Jan, 25, 2041 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 25. 2041
Annual interest rates	1.976%	1.976%	1.976%	1.976%
Gross carrying amount [member] | Jan, 21, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 21, 2027
Annual interest rates	1.375%	1.375%	1.375%	1.375%
Gross carrying amount [member] | Jun. 10. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 10. 2024
Annual interest rates	1.387%	1.387%	1.387%	1.387%
Gross carrying amount [member] | Jun. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 10. 2026
Annual interest rates	1.806%	1.806%	1.806%	1.806%
Gross carrying amount [member] | Jun. 06. 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 06. 2031
Annual interest rates	2.168%	2.168%	2.168%	2.168%
Gross carrying amount [member] | Jul. 02. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 02. 2024
Annual interest rates	1.844%	1.844%	1.844%	1.844%
Gross carrying amount [member] | Jul. 02. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 02. 2026
Annual interest rates	2.224%	2.224%	2.224%	2.224%
Gross carrying amount [member] | Jun. 23. 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 23. 2023
Annual interest rates	1.513%	1.513%	1.513%	1.513%
Gross carrying amount [member] | Mar. 08. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 08. 2024
Annual interest rates	1.44%	1.44%	1.44%	1.44%
Gross carrying amount [member] | Mar. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 10. 2026
Annual interest rates	1.756%	1.756%	1.756%	1.756%
Gross carrying amount [member] | Apr. 07. 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 07. 2023
Annual interest rates	1.154%	1.154%	1.154%	1.154%
Gross carrying amount [member] | Apr. 08. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 08. 2024
Annual interest rates	1.462%	1.462%	1.462%	1.462%
Gross carrying amount [member] | May 12. 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May 12. 2023
Annual interest rates	1.191%	1.191%	1.191%	1.191%
Gross carrying amount [member] | May 14. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May 14. 2024
Annual interest rates	1.432%	1.432%	1.432%	1.432%
Gross carrying amount [member] | Aug. 30. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 30. 2024
Annual interest rates	1.813%	1.813%	1.813%	1.813%
Gross carrying amount [member] | Aug. 28. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 28. 2026
Annual interest rates	1.982%	1.982%	1.982%	1.982%
Gross carrying amount [member] | Nov. 10. 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 10. 2023
Annual interest rates	2.31%	2.31%	2.31%	2.31%
Gross carrying amount [member] | Nov. 11. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 11. 2024
Annual interest rates	2.425%	2.425%	2.425%	2.425%
Gross carrying amount [member] | Jan. 23. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 23. 2025
Annual interest rates	2.511%	2.511%	2.511%	2.511%
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Less: Current portion	₩ (1,337,714)				(1,228,283)
Discount on bonds	(22,093)				(19,847)
Borrowings	6,198,648				5,714,340
Debentures [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,558,455				6,962,470
Debentures [member] | Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	118,550	$ 100,000			108,800	$ 100,000
Debentures [member] | Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	474,200	400,000			435,200	400,000
Debentures [member] | Gross carrying amount [member] | Aug 07, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	474,200	400,000			435,200	400,000
Debentures [member] | Gross carrying amount [member] | Aug 23, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	118,550	100,000			108,800	100,000
Debentures [member] | Gross carrying amount [member] | Nov 01, 2024 [memebr]
Disclosure of detailed information about borrowings [line items]
Borrowings	414,925	350,000			380,800	350,000
Debentures [member] | Gross carrying amount [member] | June 19, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	249,108			$ 284,000	233,510			$ 284,000
Debentures [member] | Gross carrying amount [member] | Sept. 1, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	474,200	400,000			435,200	$ 400,000
Debentures [member] | Gross carrying amount [member] | July 06, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					168,682		¥ 16,000,000
Debentures [member] | Gross carrying amount [member] | July 19, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	304,951		¥ 29,600,000		312,061		29,600,000
Debentures [member] | Gross carrying amount [member] | July 19, 2024 [memeber]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,121		¥ 400,000		4,217		¥ 400,000
Debentures [member] | Gross carrying amount [member] | Apr. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					380,000
Debentures [member] | Gross carrying amount [member] | Aug. 26, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					250,000
Debentures [member] | Gross carrying amount [member] | Oct. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					100,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					90,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000				160,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	190,000				190,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000				110,000
Debentures [member] | Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000				170,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	240,000				240,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000				50,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					130,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000				70,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					110,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	150,000				150,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000				170,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000				70,000
Debentures [member] | Gross carrying amount [member] | Jan, 14, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	220,000				220,000
Debentures [member] | Gross carrying amount [member] | Jan, 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000				80,000
Debentures [member] | Gross carrying amount [member] | Jan, 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000				110,000
Debentures [member] | Gross carrying amount [member] | Jan, 14, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000				90,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	340,000				340,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				100,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000				50,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000				110,000
Debentures [member] | Gross carrying amount [member] | June 16, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	150,000				150,000
Debentures [member] | Gross carrying amount [member] | June 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000				70,000
Debentures [member] | Gross carrying amount [member] | June 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000				20,000
Debentures [member] | Gross carrying amount [member] | June 15, 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000				60,000
Debentures [member] | Gross carrying amount [member] | Jan, 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	130,000
Debentures [member] | Gross carrying amount [member] | Jan, 27, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	140,000
Debentures [member] | Gross carrying amount [member] | Jan, 27, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Jan, 25, 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000
Debentures [member] | Gross carrying amount [member] | Jan, 21, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	355,650	$ 300,000
Debentures [member] | Gross carrying amount [member] | Jun. 10. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	180,000
Debentures [member] | Gross carrying amount [member] | Jun. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000
Debentures [member] | Gross carrying amount [member] | Jun. 06. 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000
Debentures [member] | Gross carrying amount [member] | Jul. 02. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000
Debentures [member] | Gross carrying amount [member] | Jul. 02. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Jun. 23. 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000				₩ 100,000
Debentures [member] | Gross carrying amount [member] | Mar. 08. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000
Debentures [member] | Gross carrying amount [member] | Mar. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000
Debentures [member] | Gross carrying amount [member] | Apr. 07. 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000
Debentures [member] | Gross carrying amount [member] | Apr. 08. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000
Debentures [member] | Gross carrying amount [member] | May 12. 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000
Debentures [member] | Gross carrying amount [member] | May 14. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000
Debentures [member] | Gross carrying amount [member] | Aug. 30. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000
Debentures [member] | Gross carrying amount [member] | Aug. 28. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000
Debentures [member] | Gross carrying amount [member] | Nov. 10. 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000
Debentures [member] | Gross carrying amount [member] | Nov. 11. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000
Debentures [member] | Gross carrying amount [member] | Jan. 23. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 40,000